Share Based Awards (Details - Stock options assumptions) - Equity Option [Member]	6 Months Ended
Jun. 30, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1.20
Stock Price on date of grant	$ 1.20
Risk-free interest rate	4.71%
Dividend yield	0.00%
Expected term (years)	6 years 1 month 9 days
Volatility	129.45%